S000075962 [Member] Expense Example, No Redemption - Carillon Chartwell Short Duration High Yield Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 50
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	301
Expense Example, No Redemption, 10 Years	684
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	145
Expense Example, No Redemption, 5 Years	260
Expense Example, No Redemption, 10 Years	595
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	255
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,813
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	444
Expense Example, No Redemption, 3 Years	590
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	$ 1,213